Sources of estimation uncertainty and significant accounting judgements (Details) - GBP (£) £ in Millions	1 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]	Dec. 31, 2021
Sources of estimation uncertainty and significant accounting judgements
Intangible assets		£ 7,042		£ 7,303		£ 2,164
Indefinite lived brands | Terminix CGU
Sources of estimation uncertainty and significant accounting judgements
Intangible assets	£ 1,292
Useful life, if assets had finite useful life	15 years
Amortisation charge, if assets had finite useful life	£ 86

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).